Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values as of the acquisition date as follows (in thousands):

Fair Value
Assets acquired:
Current assets	$68,667
Vehicles	140
Intangible assets:
Customer relationships	1,621
Government relationships	3,838
Net liabilities assumed	(975)

Total assets acquired, net	$73,291

Total purchase price	$190,000

Goodwill	$116,709

The purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values as of the acquisition date as follows (in thousands):

Fair Value
Assets acquired:
Current assets	$68,667
Vehicles	140
Intangible assets:
Customer relationships	1,621
Government relationships	3,838
Net liabilities assumed	(975)

Total assets acquired, net	$73,291

Total purchase price	$190,000

Goodwill	$116,709